UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2003

Item 1. Reports to Stockholders

Fidelity®

Export and Multinational

Fund

Annual Report

August 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2003	Past 1 year	Past 5 years	Life of fund A
Fidelity® Export and Multinational Fund	19.88%	12.54%	16.70%

A From October 4, 1994

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Export and Multinational Fund on October 4, 1994, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500SM Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Tim Cohen, Portfolio Manager of Fidelity® Export and Multinational Fund

After a dismal first half, the Standard & Poor's 500SM Index, the Dow Jones Industrial AverageSM and the NASDAQ Composite® Index registered gains in every month of the second half of the 12-month period ending August 31, 2003 - the first time these benchmarks rose in sync for six consecutive months in roughly five years. Equities finally sustained upward momentum in the spring as 2003 first- and second-quarter growth in gross domestic product was solid, corporate earnings surprised on the upside, and faith in corporate America's integrity was on the rise. Further, the major combat operations in the Iraqi war tailed off quickly, which investors greeted with enthusiasm. While labor market weakness seemed contradictory to Wall Street's upswing, many analysts consider the employment rate a lagging indicator - meaning that it often takes time for improvements in the job market to catch up with improved economic growth. Hence, investors generally discounted the sometimes gloomy employment statistics. For the 12 months overall, the technology-rich NASDAQ® returned 38.32%, the S&P 500® index advanced 12.07%, and the Dow gained 11.21%.

For the 12 months ending August 31, 2003, the fund returned 19.88%, topping the LipperSM Growth Funds Average, which rose 13.93%, as well as the S&P 500. Similar to the broader market, the fund performed better in the second half of the period, gaining nearly 23% during that time frame. Good stock selection and high exposure to several strong-performing, economically sensitive industries, including software, media and diversified financials, contributed significantly to the fund's return. Top performers included Internet portal Yahoo!, which rallied sharply on a rise in advertising revenues. Our holdings in home improvement retailer Home Depot, another key contributor, bounced back nicely after I increased the fund's positions in the stock during a decline in its share price in early 2003. The fund's return was hurt by weak stock selection in the health care sector. A major detractor was hospital facilities operator Tenet Healthcare, which declined sharply due to allegations of questionable Medicare billing practices. Owning only a small position in chip manufacturer Intel hurt the fund's performance relative to its index, as Intel posted a gain of nearly 75% on higher-than-expected profits.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of August 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	4.5	3.6
Microsoft Corp.	3.4	2.0
Fannie Mae	3.0	2.3
Johnson & Johnson	2.8	2.6
Morgan Stanley	2.6	1.5
Tyco International Ltd.	2.4	1.4
3M Co.	2.2	0.0
UnitedHealth Group, Inc.	2.2	1.6
Lockheed Martin Corp.	2.1	0.5
Merck & Co., Inc.	2.1	2.4
	27.3
Top Five Market Sectors as of August 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.8	20.6
Information Technology	17.9	11.1
Consumer Discretionary	13.4	16.6
Health Care	13.0	19.0
Industrials	11.5	9.3
Asset Allocation (% of fund's net assets)
As of August 31, 2003*		As of February 28, 2003**
	Stocks 99.9%		Stocks 99.3%
	Bonds 0.0%		Bonds 0.4%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	7.7%	** Foreign investments	4.0%

Annual Report

Investments August 31, 2003

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.4%
Hotels, Restaurants & Leisure - 0.8%
Darden Restaurants, Inc.	200,000	$ 4,360,000
Sonic Corp. (a)	100,000	2,346,000
		6,706,000
Household Durables - 2.9%
Beazer Homes USA, Inc. (a)	57,300	4,762,776
D.R. Horton, Inc.	216,150	6,726,588
KB Home	80,000	4,577,600
Lennar Corp. Class A	88,300	5,938,175
Sanyo Electric Co. Ltd.	750,000	3,041,841
		25,046,980
Media - 6.0%
AOL Time Warner, Inc. (a)	275,800	4,512,088
Clear Channel Communications, Inc.	371,400	16,757,568
EchoStar Communications Corp. Class A (a)	199,500	7,361,550
Emmis Communications Corp. Class A (a)	180,000	3,861,000
General Motors Corp. Class H (a)	150,000	2,241,000
Lamar Advertising Co. Class A (a)	139,500	4,660,695
Univision Communications, Inc. Class A (a)	221,400	8,300,286
Viacom, Inc. Class B (non-vtg.)	115,200	5,184,000
		52,878,187
Multiline Retail - 0.6%
Big Lots, Inc. (a)	287,100	5,253,930
Specialty Retail - 3.1%
CarMax, Inc. (a)	15,000	578,250
Home Depot, Inc.	544,900	17,523,984
Lowe's Companies, Inc.	48,600	2,666,196
PETsMART, Inc.	250,000	5,980,000
		26,748,430
TOTAL CONSUMER DISCRETIONARY		116,633,527
CONSUMER STAPLES - 5.7%
Beverages - 1.2%
The Coca-Cola Co.	230,000	10,009,600
Food & Staples Retailing - 0.9%
Performance Food Group Co. (a)	50,000	1,960,500
Rite Aid Corp. (a)	52,000	262,600
Sysco Corp.	190,000	5,977,400
		8,200,500
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - 2.3%
Colgate-Palmolive Co.	176,500	$ 9,756,920
Procter & Gamble Co.	120,000	10,474,800
		20,231,720
Personal Products - 1.3%
Gillette Co.	350,300	11,370,738
TOTAL CONSUMER STAPLES		49,812,558
ENERGY - 9.4%
Energy Equipment & Services - 5.6%
Baker Hughes, Inc.	80,000	2,676,800
BJ Services Co. (a)	156,600	5,852,142
ENSCO International, Inc.	137,700	3,848,715
GlobalSantaFe Corp.	146,700	3,638,160
Grant Prideco, Inc. (a)	240,000	2,784,000
National-Oilwell, Inc. (a)	229,700	4,497,526
Noble Corp. (a)	76,100	2,753,298
Pride International, Inc. (a)	300,000	5,127,000
Rowan Companies, Inc. (a)	160,000	4,006,400
Smith International, Inc. (a)	127,100	4,968,339
Transocean, Inc. (a)	120,000	2,534,400
Varco International, Inc. (a)	100,000	1,725,000
Weatherford International Ltd. (a)	125,900	4,731,322
		49,143,102
Oil & Gas - 3.8%
Apache Corp.	91,500	6,311,670
BP PLC sponsored ADR	140,000	5,840,800
Burlington Resources, Inc.	155,700	7,538,994
EnCana Corp.	110,000	4,125,050
Occidental Petroleum Corp.	204,300	7,013,619
Pioneer Natural Resources Co. (a)	90,000	2,282,400
		33,112,533
TOTAL ENERGY		82,255,635
FINANCIALS - 21.8%
Capital Markets - 5.6%
Goldman Sachs Group, Inc.	90,000	7,964,100
Lehman Brothers Holdings, Inc.	80,000	5,258,400
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.	252,300	$ 13,568,694
Morgan Stanley	458,800	22,384,852
		49,176,046
Consumer Finance - 0.9%
MBNA Corp.	340,000	7,935,600
Diversified Financial Services - 2.5%
CIT Group, Inc.	120,000	3,270,000
Citigroup, Inc.	360,000	15,606,000
Deutsche Boerse AG	70,000	3,386,611
		22,262,611
Insurance - 9.1%
ACE Ltd.	216,200	6,961,640
Allstate Corp.	146,300	5,230,225
AMBAC Financial Group, Inc.	157,200	10,205,424
American International Group, Inc.	657,300	39,155,362
PartnerRe Ltd.	49,300	2,463,028
Travelers Property Casualty Corp.:
Class A	84,074	1,293,899
Class B	290,000	4,492,100
XL Capital Ltd. Class A	123,000	9,317,250
		79,118,928
Thrifts & Mortgage Finance - 3.7%
Fannie Mae	401,600	26,019,664
Freddie Mac	30,800	1,637,020
Golden West Financial Corp., Delaware	50,000	4,313,500
		31,970,184
TOTAL FINANCIALS		190,463,369
HEALTH CARE - 13.0%
Health Care Equipment & Supplies - 0.1%
St. Jude Medical, Inc. (a)	15,000	781,050
Health Care Providers & Services - 4.3%
Aetna, Inc.	60,000	3,420,000
AmerisourceBergen Corp.	10,000	582,100
Cardinal Health, Inc.	160,500	9,137,265
McKesson Corp.	159,800	5,231,852
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	79	$ 2,109
UnitedHealth Group, Inc.	380,400	18,803,172
		37,176,498
Pharmaceuticals - 8.6%
Biovail Corp. (a)	70,000	2,881,773
Johnson & Johnson	497,300	24,656,134
Merck & Co., Inc.	365,500	18,391,960
Pfizer, Inc.	516,367	15,449,701
Schering-Plough Corp.	160,000	2,430,400
Wyeth	260,000	11,141,000
		74,950,968
TOTAL HEALTH CARE		112,908,516
INDUSTRIALS - 11.5%
Aerospace & Defense - 3.4%
Bombardier, Inc. Class B (sub. vtg.)	500,000	1,916,898
Lockheed Martin Corp.	360,000	18,442,800
Northrop Grumman Corp.	80,000	7,638,400
United Technologies Corp.	20,000	1,605,000
		29,603,098
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	50,000	2,114,500
Commercial Services & Supplies - 1.8%
Aramark Corp. Class B (a)	156,000	3,900,000
Cintas Corp.	233,500	9,323,655
DeVry, Inc. (a)	100,000	2,595,000
		15,818,655
Industrial Conglomerates - 4.6%
3M Co.	135,000	19,233,450
Tyco International Ltd.	1,027,600	21,148,008
		40,381,458
Machinery - 1.4%
Caterpillar, Inc.	110,000	7,901,300
Ingersoll-Rand Co. Ltd. Class A	70,000	4,166,400
		12,067,700
TOTAL INDUSTRIALS		99,985,411
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 2.3%
Cisco Systems, Inc. (a)	550,000	$ 10,532,500
Motorola, Inc.	600,000	6,438,000
Telefonaktiebolaget LM Ericsson ADR (a)	200,000	3,096,000
		20,066,500
Computers & Peripherals - 1.8%
Dell, Inc. (a)	385,000	12,562,550
Seagate Technology	130,000	2,991,300
		15,553,850
Electronic Equipment & Instruments - 1.8%
Agilent Technologies, Inc. (a)	146,800	3,570,176
Amphenol Corp. Class A (a)	68,700	3,746,211
AU Optronics Corp. sponsored ADR	100,000	1,354,000
Ingram Micro, Inc. Class A (a)	333,300	4,716,195
Vishay Intertechnology, Inc. (a)	150,000	2,470,500
		15,857,082
Internet Software & Services - 1.1%
Yahoo!, Inc. (a)	288,500	9,635,900
IT Services - 1.5%
Affiliated Computer Services, Inc. Class A (a)	50,000	2,480,500
First Data Corp.	217,000	8,332,800
ManTech International Corp. Class A (a)	100,700	2,298,981
		13,112,281
Office Electronics - 0.3%
Canon, Inc. ADR	50,000	2,423,000
Semiconductors & Semiconductor Equipment - 2.9%
Agere Systems, Inc. Class B (a)	1,083,600	3,088,260
Analog Devices, Inc. (a)	130,000	5,330,000
Cree, Inc. (a)	104,900	1,659,518
National Semiconductor Corp. (a)	130,000	3,788,200
NVIDIA Corp. (a)	100,000	1,816,000
Samsung Electronics Co. Ltd.	18,000	6,666,666
Texas Instruments, Inc.	105,800	2,523,330
		24,871,974
Software - 6.2%
Adobe Systems, Inc.	111,200	4,317,896
BEA Systems, Inc. (a)	200,000	2,710,000
Business Objects SA sponsored ADR (a)	90,000	2,432,700
Cadence Design Systems, Inc. (a)	247,000	3,512,340
Concur Technologies, Inc. (a)	288,403	3,201,273
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc. (a)	60,000	$ 2,719,200
Microsoft Corp.	1,120,000	29,702,400
Network Associates, Inc. (a)	214,700	2,988,624
Vastera, Inc. (a)	513,600	2,788,848
		54,373,281
TOTAL INFORMATION TECHNOLOGY		155,893,868
MATERIALS - 6.5%
Chemicals - 3.5%
Dow Chemical Co.	320,000	11,049,600
Lyondell Chemical Co.	410,000	5,863,000
Millennium Chemicals, Inc.	350,000	3,787,000
Olin Corp.	213,100	3,880,551
Praxair, Inc.	90,000	5,743,800
		30,323,951
Containers & Packaging - 0.4%
Smurfit-Stone Container Corp. (a)	220,000	3,471,600
Metals & Mining - 1.6%
Alcoa, Inc.	200,000	5,712,000
AUR Resources, Inc. (a)	800,000	2,685,824
Phelps Dodge Corp. (a)	51,600	2,476,284
Rio Tinto PLC sponsored ADR	35,000	3,098,900
		13,973,008
Paper & Forest Products - 1.0%
Bowater, Inc.	65,000	2,815,150
International Paper Co.	150,000	6,082,500
		8,897,650
TOTAL MATERIALS		56,666,209
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Citizens Communications Co. (a)	250,000	2,850,000
Qwest Communications International, Inc. (a)	807,000	3,591,150
		6,441,150
TOTAL COMMON STOCKS (Cost $797,812,145)		871,060,243
Money Market Funds - 1.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.11% (b)	1,415,199	$ 1,415,199
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	8,002,700	8,002,700
TOTAL MONEY MARKET FUNDS (Cost $9,417,899)		9,417,899
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $807,230,044)		880,478,142
NET OTHER ASSETS - (1.0)%		(8,541,842)
NET ASSETS - 100%		$ 871,936,300
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,120,918,506 and $981,750,109, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $75,355 for the period.
Income Tax Information
At August 31, 2003, the fund had a capital loss carryforward of approximately $56,048,000 of which $48,207,000 and $7,841,000 will expire on August 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003

Assets
Investment in securities, at value (including securities loaned of $7,766,365) (cost $807,230,044) - See accompanying schedule		$ 880,478,142
Cash		19,931
Receivable for investments sold		8,459,162
Receivable for fund shares sold		1,410,738
Dividends receivable		883,283
Interest receivable		4,211
Redemption fees receivable		186
Other receivables		3,864
Total assets		891,259,517

Liabilities
Payable for investments purchased	$ 9,591,464
Payable for fund shares redeemed	1,249,473
Accrued management fee	410,134
Other payables and accrued expenses	69,446
Collateral on securities loaned, at value	8,002,700
Total liabilities		19,323,217

Net Assets		$ 871,936,300
Net Assets consist of:
Paid in capital		$ 864,333,089
Undistributed net investment income		2,564,125
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(68,209,012)
Net unrealized appreciation (depreciation) on investments		73,248,098
Net Assets, for 53,735,200 shares outstanding		$ 871,936,300
Net Asset Value, offering price and redemption price per share ($871,936,300 ÷ 53,735,200 shares)		$ 16.23

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2003

Investment Income
Dividends		$ 9,499,921
Interest		789,108
Security lending		26,713
Total income		10,315,742

Expenses
Management fee	$ 4,172,581
Transfer agent fees	1,869,299
Accounting and security lending fees	219,634
Non-interested trustees' compensation	2,763
Custodian fees and expenses	31,942
Registration fees	43,476
Audit	36,047
Legal	20,151
Miscellaneous	91,937
Total expenses before reductions	6,487,830
Expense reductions	(485,069)	6,002,761
Net investment income (loss)		4,312,981
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,757,478
Foreign currency transactions	(2,537)
Total net realized gain (loss)		6,754,941
Change in net unrealized appreciation (depreciation) on: Investment securities	125,534,176
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		125,534,168
Net gain (loss)		132,289,109
Net increase (decrease) in net assets resulting from operations		$ 136,602,090

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2003	Year ended August 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,312,981	$ 1,214,838
Net realized gain (loss)	6,754,941	(48,846,688)
Change in net unrealized appreciation (depreciation)	125,534,168	(78,547,228)
Net increase (decrease) in net assets resulting from operations	136,602,090	(126,179,078)
Distributions to shareholders from net investment income	(2,414,554)	(1,076,824)
Share transactions Net proceeds from sales of shares	315,638,252	374,691,135
Reinvestment of distributions	2,327,635	1,039,151
Cost of shares redeemed	(183,684,569)	(209,830,746)
Net increase (decrease) in net assets resulting from share transactions	134,281,318	165,899,540
Redemption fees	42,687	47,871
Total increase (decrease) in net assets	268,511,541	38,691,509

Net Assets
Beginning of period	603,424,759	564,733,250
End of period (including undistributed net investment income of $2,564,125 and undistributed net investment income of $668,235, respectively)	$ 871,936,300	$ 603,424,759
Other Information Shares
Sold	22,128,202	23,450,023
Issued in reinvestment of distributions	178,047	65,782
Redeemed	(12,979,016)	(13,562,977)
Net increase (decrease)	9,327,233	9,952,828

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.59	$ 16.39	$ 23.45	$ 22.03	$ 16.06
Income from Investment Operations
Net investment income (loss) C	.09	.03	.04	.08	.05
Net realized and unrealized gain (loss)	2.60	(2.80)	(1.79)	6.19	6.69
Total from investment operations	2.69	(2.77)	(1.75)	6.27	6.74
Distributions from net investment income	(.05)	(.03)	(.10)	(.05)	-
Distributions from net realized gain	-	-	(5.21)	(4.80)	(.77)
Total distributions	(.05)	(.03)	(5.31)	(4.85)	(.77)
Redemption fees added to paid in capital C, E	-	-	-	-	-
Net asset value, end of period	$ 16.23	$ 13.59	$ 16.39	$ 23.45	$ 22.03
Total Return A, B	19.88%	(16.93)%	(7.69)%	36.58%	43.76%
Ratios to Average Net Assets D
Expenses before expense reductions	.91%	.89%	.86%	.86%	.91%
Expenses net of voluntary waivers, if any	.91%	.89%	.86%	.86%	.91%
Expenses net of all reductions	.84%	.78%	.81%	.77%	.86%
Net investment income (loss)	.60%	.19%	.21%	.38%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 871,936	$ 603,425	$ 564,733	$ 537,898	$ 413,832
Portfolio turnover rate	139%	228%	170%	380%	265%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Amounts represent less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2003

1. Significant Accounting Policies.

Fidelity Export and Multinational Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 92,982,644	|
Unrealized depreciation	(30,427,950)
Net unrealized appreciation (depreciation)	62,554,694
Undistributed ordinary income	2,564,125
Capital loss carryforward	(56,048,198)

Cost for federal income tax purposes	$ 817,923,448

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2003	August 31, 2002
Ordinary Income	$ 2,414,554	$ 1,076,824

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .26% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $71,175 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the

Annual Report

6. Security Lending - continued

securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $483,696 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $1,373.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Union Street Trust and the Shareholders of Fidelity Export and Multinational Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Export and Multinational Fund (a fund of Fidelity Union Street Trust) at August 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Export and Multinational Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 10, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 281 funds advised by FMR or an affiliate. Mr. McCoy oversees 283 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Export and Multinational (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John McDowell (44)

Year of Election or Appointment: 2002

Vice President of Export and Multinational. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Timothy Cohen (34)
Year of Election or Appointment: 2003 Vice President of Export and Multinational. Prior to assuming his current responsibilities, Mr. Cohen worked as a research analyst and portfolio manager.
Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Export and Multinational. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Export and Multinational. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Export and Multinational. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Export and Multinational. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Export and Multinational. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1994 Assistant Treasurer of Export and Multinational. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Export and Multinational. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Export and Multinational. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Export and Multinational. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

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EXF-UANN-1003
1.790907.100

Spartan®

Maryland
Municipal Income

Fund

Annual Report

August 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

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For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan® MD Municipal Income Fund	2.88%	4.88%	5.24%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Maryland Municipal Income Fund on August 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Municipal Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Spartan® Maryland Municipal Income Fund

The municipal bond market experienced its share of ups and downs during the past 12 months, but finished with a solid gain. For the year ending August 31, 2003, the Lehman Brothers Municipal Bond Index advanced 3.14%. In that time, municipal bonds fared better than all of the spread sectors except for corporate bonds. Munis also bested Treasuries, as the Lehman Brothers® U.S. Treasury Index returned 2.94% for the past 12 months. After stumbling in the first quarter of the period when equities staged a brief but powerful rally, the muni market scored gains in five of the next six months against a backdrop of tepid economic growth, low interest rates and virtually non-existent inflation. In June and July, however, the muni market dropped nearly 4% when a brighter economic forecast and rising interest rates sent bond prices tumbling. Despite the higher rates, munis rebounded in August on the heels of strong investor demand relative to other investment-grade alternatives.

Spartan Maryland Municipal Income Fund returned 2.88% during the 12-month period, outpacing the LipperSM Maryland Municipal Debt Funds Average, which returned 2.37%. The fund's benchmark - the Lehman Brothers Maryland 4 Plus Year Enhanced Municipal Bond Index - returned 3.45%. Sector selection and an emphasis on high-quality securities contributed to the fund's outperformance of its peers. A relatively large stake in bonds issued by public utilities worked in the fund's favor as investors rewarded bonds with dependable revenues. Significantly underweighting housing bonds also helped the fund's relative performance, although those the fund did hold lagged the Maryland municipal market. Housing bonds came under pressure due to accelerating levels of prepayment, which forced bondholders to surrender expected income and left them to reinvest at lower interest rates. Our focus on high-quality bonds also helped as investors favored them over riskier, less-liquid securities. The fund's holdings in escrowed/prerefunded bonds did well, in part because of their high credit quality, as did our stake in bonds issued in Puerto Rico, which were deemed to be good values relative to Maryland bonds and are free from taxes in all 50 states.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Sectors as of August 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.5	35.3
Escrowed/Pre-Refunded	16.3	17.0
Health Care	14.0	14.2
Education	7.5	7.1
Lease Revenue	4.7	2.8
Average Years to Maturity as of August 31, 2003
		6 months ago
Years	14.9	14.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2003
6 months ago
Years	7.0	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2003	As of February 28, 2003
AAA 60.6%	AAA 66.0%
AA,A 28.3%	AA,A 23.4%
BBB 6.3%	BBB 7.0%
Not Rated 2.7%	Not Rated 2.6%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments August 31, 2003

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value (Note 1)
Maryland - 88.9%
Anne Arundel County Gen. Oblig.:
(Consolidated Wtr. & Swr. Proj.) 7% 8/1/04	$ 550,000	$ 579,293
5.375% 3/1/15	2,000,000	2,171,340
Baltimore Board of School Commissioners School Sys. Rev. 5% 5/1/11	2,545,000	2,760,587
Baltimore County Gen. Oblig. 5.25% 8/1/19	2,000,000	2,117,060
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A:
0% 10/15/06 (FGIC Insured)	2,000,000	1,792,460
5.5% 10/15/11 (FGIC Insured) (Pre-Refunded to 10/15/06 @ 102) (b)	1,000,000	1,128,820
5.5% 10/15/14 (FGIC Insured) (Pre-Refunded to 4/15/08 @ 101) (b)	500,000	566,850
5.625% 10/15/13 (FGIC Insured) (Pre-Refunded to 10/15/06 @ 102) (b)	1,460,000	1,653,567
7% 10/15/09 (MBIA Insured)	1,000,000	1,216,260
Baltimore Gen. Oblig. Proj. Rev.:
(Wastewtr. Projs.) Series A, 5.125% 7/1/42 (FGIC Insured)	2,315,000	2,298,401
(Wtr. Projs.) Series A:
5% 7/1/24 (FGIC Insured)	370,000	376,249
5% 7/1/24 (FGIC Insured) (Escrowed to Maturity) (b)	730,000	739,454
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	2,000,000	2,044,240
Carroll County Gen. Oblig. 5% 11/1/07	1,000,000	1,106,470
Howard County Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2003 A, 5% 8/15/17	1,000,000	1,048,750
Series A, 5.25% 8/15/14	3,000,000	3,249,330
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Residential Proj.) Series B, 5.05% 9/1/19 (a)	520,000	527,987
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) 5.5% 6/1/18 (FSA Insured) (a)	1,500,000	1,568,250
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series:
5.5% 3/1/08	300,000	336,012
5.5% 3/1/09	305,000	342,466
5.75% 8/1/14	5,000,000	5,629,400
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Maryland - continued
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.): - continued
Second Series:
5% 7/15/11	$ 1,500,000	$ 1,614,060
5% 8/1/12	1,000,000	1,074,060
5.25% 7/15/12	2,000,000	2,178,980
5.25% 7/15/13	1,500,000	1,626,495
Series 1997 2, 5% 8/1/10	1,000,000	1,077,500
Series A, 5.25% 3/1/06	900,000	976,698
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	2,000,000	1,999,060
(Good Samaritan Hosp. Proj.):
5.7% 7/1/09 (Escrowed to Maturity) (b)	1,000,000	1,136,970
5.75% 7/1/13 (AMBAC Insured) (Escrowed to Maturity) (b)	145,000	164,192
5.75% 7/1/13 (Escrowed to Maturity) (b)	240,000	271,766
(Hebrew Home of Greater Washington Proj.) 5.8% 1/1/32	1,000,000	1,005,280
(Helix Health Proj.) 5% 7/1/17 (AMBAC Insured) (Escrowed to Maturity) (b)	1,000,000	1,062,480
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (b)	1,000,000	1,030,340
(Johns Hopkins Health Sys. Proj.) 5% 5/15/34	1,500,000	1,463,880
(Johns Hopkins Univ. Issue Proj.):
Series A, 5% 7/1/41	3,590,000	3,525,344
5.125% 7/1/20	500,000	516,940
6% 7/1/10	500,000	576,950
6% 7/1/39 (Pre-Refunded to 7/1/09 @ 101) (b)	1,000,000	1,167,020
(Loyola College Issue Proj.) 5% 10/1/39	2,000,000	1,948,480
(North Arundel Hosp. Proj.) 6.5% 7/1/31	1,320,000	1,401,325
(Univ. of Maryland Med. Sys. Proj.):
5.25% 7/1/34	1,000,000	953,360
6.75% 7/1/30	500,000	545,370
Adventist Health Mid Atlantic Series A, 5.75% 1/1/15	1,000,000	1,033,650
Maryland Indl. Dev. Fing. Auth. Econ. Dev. Rev. (Holy Cross Health Sys. Corp. Proj.) 5.5% 12/1/15	1,150,000	1,172,207
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.):
5.25% 12/15/13	1,100,000	1,193,049
5.25% 12/15/15	320,000	344,035
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,122,800
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Maryland - continued
Maryland Trans. Auth. Rev. (Trans. Facilities Projs.):
5.8% 7/1/06	$ 500,000	$ 551,775
6.8% 7/1/16 (Escrowed to Maturity) (b)	1,015,000	1,208,297
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) 5.125% 12/1/22	2,300,000	2,297,884
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series A, 5% 7/1/20 (FGIC Insured)	500,000	512,620
Northeast Maryland Waste Disp. Auth. Resource Recovery Rev.:
(Baltimore Resco Retrofit Proj.) 4.75% 1/1/12 (a)	1,000,000	945,940
(Southwest Resource Recovery Facilities Proj.) 7.2% 1/1/05 (MBIA Insured)	1,235,000	1,282,943
Northeast Maryland Waste Disp. Auth. Solid Waste Rev.:
(Montgomery County Resource Recovery Proj.) Series A:
5.9% 7/1/05 (a)	760,000	810,008
6% 7/1/07 (a)	500,000	549,055
5.5% 4/1/12 (AMBAC Insured) (a)	1,500,000	1,612,650
Prince Georges County Ctfs. of Prtn.:
(Equip. Acquisition Prog.) 4.5% 6/15/05 (MBIA Insured)	1,065,000	1,123,032
Series A, 0% 6/30/11 (MBIA Insured)	2,400,000	1,675,080
Prince Georges County Gen. Oblig.:
5.5% 5/15/11 (FSA Insured)	2,000,000	2,236,600
5.5% 3/15/16 (MBIA Insured) (Pre-Refunded to 3/15/06 @ 101) (b)	535,000	589,286
5.5% 3/15/16 (MBIA Insured) (Pre-Refunded to 3/15/06 @ 101) (b)	465,000	512,184
Washington D.C. Metro. Area Trans. Auth. Gross Rev. 6% 7/1/10 (FGIC Insured)	1,570,000	1,807,494
		83,150,385
Puerto Rico - 9.0%
Puerto Rico Commonwealth Gen. Oblig. 5.5% 7/1/11 (FGIC Insured)	1,000,000	1,124,360
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,068,110
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (b)	$ 550,000	$ 586,955
5.5% 10/1/40 (Escrowed to Maturity) (b)	3,350,000	3,563,395
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (FSA Insured)	2,000,000	2,050,240
		8,393,060
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $88,444,379)	91,543,445
NET OTHER ASSETS - 2.1%	1,941,497
NET ASSETS - 100%	$ 93,484,942

Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(b) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.5%
Escrowed/Pre-Refunded	16.3
Health Care	14.0
Education	7.5
Others* (individually less than 5%)	25.7
100.0%
*Includes net other assets

Purchases and sales of securities, other than short-term securities, aggregated $29,725,613 and $29,552,891, respectively.
Income Tax Information
At August 31, 2003, the fund had a capital loss carryforward of approximately $223,000 all of which will expire on August 31, 2009.

During the fiscal year ended August 31, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 5.32% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003

Assets
Investment in securities, at value (cost $88,444,379) - See accompanying schedule		$ 91,543,445
Cash		1,184,664
Interest receivable		1,011,413
Other receivables		886
Total assets		93,740,408

Liabilities
Payable for fund shares redeemed	$ 120,915
Distributions payable	91,712
Accrued management fee	42,839
Total liabilities		255,466

Net Assets		$ 93,484,942
Net Assets consist of:
Paid in capital		$ 90,599,558
Undistributed net investment income		5,535
Accumulated undistributed net realized gain (loss) on investments		(219,217)
Net unrealized appreciation (depreciation) on investments		3,099,066
Net Assets, for 8,674,775 shares outstanding		$ 93,484,942
Net Asset Value, offering price and redemption price per share ($93,484,942 ÷ 8,674,775 shares)		$ 10.78

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2003

Investment Income
Interest		$ 4,432,344

Expenses
Management fee	$ 545,663
Non-interested trustees' compensation	401
Total expenses before reductions	546,064
Expense reductions	(26,065)	519,999
Net investment income (loss)		3,912,345
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	865,547
Swap agreements	(28,263)
Total net realized gain (loss)		837,284
Change in net unrealized appreciation (depreciation) on investment securities		(2,064,182)
Net gain (loss)		(1,226,898)
Net increase (decrease) in net assets resulting from operations		$ 2,685,447

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2003	Year ended August 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,912,345	$ 3,530,864
Net realized gain (loss)	837,284	144,025
Change in net unrealized appreciation (depreciation)	(2,064,182)	1,090,236
Net increase (decrease) in net assets resulting from operations	2,685,447	4,765,125
Distributions to shareholders from net investment income	(3,913,658)	(3,528,505)
Share transactions Net proceeds from sales of shares	26,861,754	35,654,980
Reinvestment of distributions	2,902,727	2,679,309
Cost of shares redeemed	(31,894,619)	(18,988,109)
Net increase (decrease) in net assets resulting from share transactions	(2,130,138)	19,346,180
Redemption fees	4,101	678
Total increase (decrease) in net assets	(3,354,248)	20,583,478

Net Assets
Beginning of period	96,839,190	76,255,712
End of period (including undistributed net investment income of $5,535 and undistributed net investment income of $11,055, respectively)	$ 93,484,942	$ 96,839,190
Other Information Shares
Sold	2,441,286	3,330,180
Issued in reinvestment of distributions	264,811	250,643
Redeemed	(2,913,928)	(1,778,164)
Net increase (decrease)	(207,831)	1,802,659

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.77	$ 10.25	$ 10.09	$ 10.55
Income from Investment Operations
Net investment income (loss)	.433 B	.444 B	.470 B	.474 B	.451
Net realized and unrealized gain (loss)	(.120)	.130	.523	.161	(.461)
Total from investment operations	.313	.574	.993	.635	(.010)
Distributions from net investment income	(.433)	(.444)	(.473)	(.476)	(.451)
Redemption fees added to paid in capital	- B, D	- B, D	- B, D	.001 B	.001
Net asset value, end of period	$ 10.78	$ 10.90	$ 10.77	$ 10.25	$ 10.09
Total Return A	2.88%	5.49%	9.92%	6.53%	(.15)%
Ratios to Average Net Assets C
Expenses before expense reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.52%	.47%	.40%	.45%	.49%
Net investment income (loss)	3.94%	4.15%	4.48%	4.76%	4.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,485	$ 96,839	$ 76,256	$ 54,595	$ 48,626
Portfolio turnover rate	30%	5%	11%	27%	12%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2003

1. Significant Accounting Policies.

Spartan Maryland Municipal Income Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund may be affected by economic and political developments in the state of Maryland. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities and capital loss carryforwards.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 3,726,032	|
Unrealized depreciation	(618,343)
Net unrealized appreciation (depreciation)	3,107,689
Undistributed ordinary income	320,670
Capital loss carryforward	(222,797)

Cost for federal income tax purposes	$ 88,435,756

The tax character of distributions paid was as follows:

	August 31, 2003	August 31, 2002
Tax-exempt Income	$ 3,913,658	$ 3,528,505

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .55% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $26,065.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Union Street Trust and the Shareholders of Spartan Maryland Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Maryland Municipal Income Fund (a fund of Fidelity Union Street Trust) at August 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Maryland Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 10, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 281 funds advised by FMR or an affiliate. Mr. McCoy oversees 283 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan Maryland Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of Spartan Maryland Municipal Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Spartan Maryland Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Spartan Maryland Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Spartan Maryland Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Spartan Maryland Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Maryland Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Spartan Maryland Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan Maryland Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1993 Assistant Treasurer of Spartan Maryland Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Maryland Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Maryland Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Spartan Maryland Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Managing Your Investments

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Annual Report

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Fidelity's Municipal Bond Funds

Spartan®Arizona Municipal Income

Spartan California Municipal Income

Spartan Connecticut Municipal Income

Spartan Florida Municipal Income

Spartan Intermediate Municipal Income

Spartan Maryland Municipal Income

Spartan Massachusetts Municipal Income

Spartan Michigan Municipal Income

Spartan Minnesota Municipal Income

Spartan Municipal Income

Spartan New Jersey Municipal Income

Spartan New York Municipal Income

Spartan Ohio Municipal Income

Spartan Pennsylvania Municipal Income

Spartan Short-Intermediate
Municipal Income

Spartan Tax-Free Bond

SMD-UANN-1003
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Spartan®

Arizona Municipal

Income Fund

and

Fidelity®
Arizona Municipal
Money Market Fund

Annual Report

August 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Spartan Arizona Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

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Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2003	Past 1 year	Past 5 years	Life of fundA
Spartan Arizona Municipal Income Fund	3.01%	5.18%	6.47%

A From October 11, 1994.

If Fidelity had not reimbursed certain expenses for the fund, the fund's life of fund total returns would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Arizona Municipal Income Fund on October 31, 1994, shortly after the fund started. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

Annual Report

Spartan Arizona Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Spartan® Arizona Municipal Income Fund

The municipal bond market experienced its share of ups and downs during the past 12 months, but finished with a solid gain. For the year ending August 31, 2003, the Lehman Brothers® Municipal Bond Index advanced 3.14%. In that time, municipal bonds fared better than all of the spread sectors except for corporate bonds. Munis also bested Treasuries, as the Lehman Brothers Treasury Index returned 2.94% for the past 12 months. After stumbling in the first quarter of the period when equities staged a brief but powerful rally, the muni market scored gains in five of the next six months against a backdrop of tepid economic growth, low interest rates and virtually non-existent inflation. In June and July, however, the muni market dropped nearly 4% when a brighter economic forecast and rising interest rates sent bond prices tumbling. Despite the higher rates, munis rebounded in August on the heels of strong investor demand relative to other investment-grade alternatives.

Spartan Arizona Municipal Income Fund returned 3.01% during the 12-month period, outpacing the fund's peer group as measured by the LipperSM Arizona Municipal Debt Funds Average, which returned 1.92%. The fund's benchmark - the Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index - returned 3.35%. An emphasis on high-quality securities and security selection - particularly in the health care sector - helped the fund outpace its peer group average. High-quality securities outperformed due to concerns that the weak economy would compromise the creditworthiness of lower-quality bonds. Within the health care sector, good research and credit analysis helped the fund avoid troubled names. Bonds issued by colleges and universities performed well, in large measure due to rising demand for advanced degrees. Throughout the period, the fund maintained holdings in escrowed/prerefunded bonds in part because of their high credit quality. However, a reduced number of prerefundings during the period proved to be disappointing for performance. The fund also held bonds issued in Puerto Rico, which were deemed to be good values relative to Arizona bonds and are free from taxes in all 50 states.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of August 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	29.1	26.8
General Obligations	22.5	23.8
Escrowed/Pre-Refunded	12.9	8.4
Electric Utilities	11.7	14.3
Education	7.9	7.3
Average Years to Maturity as of August 31, 2003
		6 months ago
Years	13.5	12.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2003
6 months ago
Years	7.4	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2003	As of February 28, 2003
AAA 57.3%	AAA 55.0%
AA,A 36.8%	AA,A 38.0%
BBB 4.4%	BBB 4.9%
Not Rated 0.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Spartan Arizona Municipal Income Fund

Investments August 31, 2003

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value (Note 1)
Arizona - 86.3%
Arizona Health Facilities Auth. Hosp. Sys. Rev. (Saint Lukes Health Sys. Proj.) 7.25% 11/1/14 (Pre-Refunded to 11/1/03 @ 102) (c)	$ 300,000	$ 308,868
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.) 5% 10/1/09	1,160,000	1,276,336
Arizona School Facilities Board Rev. 5.25% 7/1/18	1,000,000	1,052,810
Arizona State Univ. Revs.:
5.75% 7/1/27 (FGIC Insured)	1,500,000	1,600,665
6% 7/1/06	1,000,000	1,109,590
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sub Series B1, 6.15% 5/1/29 (b)	500,000	514,865
Arizona Trans. Board Excise Tax Rev. (Maricopa County Reg'l. Area Road Fund Prog.) Series B, 6% 7/1/05 (AMBAC Insured)	150,000	162,132
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	1,000,000	1,044,660
5.25% 7/1/13	1,500,000	1,630,305
Arizona Wtr. Infrastructure Fin. Auth. Rev. (Wtr. Quality Proj.) Series A, 5.375% 10/1/11	2,000,000	2,235,360
Central Arizona Wtr. Conservation District Contract Rev. (Central Arizona Proj.) Series A:
5.5% 11/1/09	1,000,000	1,126,340
5.5% 11/1/10	375,000	420,379
Chandler Gen. Oblig.:
5.7% 7/1/15	75,000	82,929
6.25% 7/1/10	500,000	576,465
6.5% 7/1/10 (MBIA Insured)	200,000	237,220
6.5% 7/1/11 (MBIA Insured)	225,000	267,842
Glendale Indl. Dev. Auth. Edl. Facilities Rev. (American Graduate School Int'l. Proj.) 6.55% 7/1/06 (AMBAC Insured) (Pre-Refunded to 7/1/05 @ 101) (c)	150,000	165,648
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 6.125% 4/1/18	300,000	304,965
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 1998 A, 5% 7/1/16	730,000	702,005
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	986,440
Maricopa County School District #14 Creighton 6.5% 7/1/04 (FGIC Insured)	200,000	208,876
Maricopa County School District #28 Kyrene Elementary Series C:
0% 7/1/07 (FGIC Insured)	955,000	860,589
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County School District #28 Kyrene Elementary Series C: - continued
0% 1/1/10 (FGIC Insured)	$ 1,525,000	$ 1,193,297
Maricopa County School District #3 Temple Elementary 0% 7/1/08 (AMBAC Insured)	500,000	431,635
Maricopa County Unified School District #80 Chandler:
(2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	523,475
6.25% 7/1/11 (FGIC Insured) (Escrowed to Maturity) (c)	405,000	477,297
6.6% 7/1/06 (FGIC Insured)	400,000	450,164
Mesa Indl. Dev. Auth. Rev.:
(Discovery Health Sys. Proj.) Series A, 5.375% 1/1/14 (MBIA Insured)	500,000	537,835
(Discovery Health Sys.) Series A, 5.625% 1/1/29 (MBIA Insured)	200,000	207,944
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	1,500,000	1,785,615
Mesa Util. Sys. Rev. 5.75% 7/1/14 (FGIC Insured)	1,000,000	1,144,590
Navajo County Poll. Cont. Corp. Rev. (Pub. Svc. Co. Proj.) Series A, 5.875% 8/15/28	200,000	201,250
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (b)	810,000	852,509
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (b)	1,000,000	1,004,290
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (b)	400,000	433,692
Phoenix Civic Impt. Corp. Excise Tax Rev. (Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	560,000	574,857
5.5% 7/1/11	200,000	221,060
5.75% 7/1/15	675,000	749,979
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/10 (FGIC Insured)	340,000	387,858
5.75% 7/1/12 (FGIC Insured)	1,250,000	1,399,350
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,118,210
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. 6% 7/1/19 (FGIC Insured) (Pre-Refunded to 7/1/10 @ 101) (c)	1,500,000	1,752,600
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2001, 5.5% 7/1/24 (FGIC Insured)	1,000,000	1,088,810
Phoenix Gen. Oblig.:
Series 1995 A, 6% 7/1/11	1,485,000	1,716,556
Series A, 6.25% 7/1/17	1,000,000	1,198,000
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Gen. Oblig.: - continued
Series B, 5.375% 7/1/20	$ 1,000,000	$ 1,054,380
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (c)	1,250,000	753,800
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	35,000	35,452
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	216,004
Pima County Unified School District #1 Tucson 7.5% 7/1/10 (FGIC Insured)	250,000	310,773
Pima County Unified School District #10 Amphitheater Series E, 6.5% 7/1/05	500,000	543,160
Pima County Unified School District #12 Sunnyside 5% 7/1/11 (FSA Insured)	855,000	931,232
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series A:
5.25% 1/1/18	1,000,000	1,055,290
5.25% 1/1/19	1,000,000	1,046,750
Series B:
5% 1/1/20	1,500,000	1,530,555
5% 1/1/21	255,000	258,654
Scottsdale Gen. Oblig.:
(1999 & 2000 Projs.) 5% 7/1/21	1,000,000	1,012,910
5.5% 7/1/09	100,000	112,855
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	250,000	250,948
Scottsdale Muni. Property Corp. Excise Tax Rev. 5.5% 7/1/07	1,500,000	1,671,240
Scottsdale Wtr. & Swr. Rev. (1989 Proj.) Series E, 7% 7/1/07	150,000	175,007
Tempe Gen. Oblig.:
Series 2001 A, 6% 7/1/10	600,000	693,132
5% 7/1/19	1,680,000	1,731,778
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	310,000	368,131
Tucson Gen. Oblig. Series A, 6% 7/1/13	800,000	928,592
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,272,851
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	610,175
Series A, 7% 7/1/11 (MBIA Insured)	300,000	366,105
4.5% 7/1/08 (AMBAC Insured)	1,000,000	1,076,350
6% 7/1/10 (MBIA Insured)	400,000	462,348
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Tucson Wtr. Rev.:
Series 1994 C, 6.75% 7/1/07 (FGIC Insured)	$ 200,000	$ 231,448
5.5% 7/1/14	425,000	474,462
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) 5.75% 6/1/24 (AMBAC Insured)	500,000	535,355
Univ. of Arizona Univ. Revs.:
5.25% 6/1/11 (FSA Insured)	1,000,000	1,105,040
5.25% 6/1/13 (FSA Insured)	500,000	528,975
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.625%, tender 6/1/05 (a)(b)	500,000	511,015
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (c)	265,000	288,097
Yuma Muni. Property Corp. Rev. 5% 7/1/13 (AMBAC Insured)	750,000	794,813
		59,263,839
Puerto Rico - 12.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	500,000	534,055
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CDC IXIS North America Insured)	700,000	760,977
Series 2000 C, 6% 7/1/29	500,000	539,640
Series D, 5.25% 7/1/38	1,000,000	999,370
5.75% 7/1/19 (FGIC Insured)	700,000	767,942
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	$ 2,575,000	$ 2,748,010
5.5% 10/1/40 (Escrowed to Maturity) (c)	2,195,000	2,334,822
		8,684,816
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $65,764,305)	67,948,655
NET OTHER ASSETS - 1.1%	740,782
NET ASSETS - 100%	$ 68,689,437
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Special Tax	29.1%
General Obligations	22.5
Escrowed/Pre-Refunded	12.9
Electric Utilities	11.7
Education	7.9
Water & Sewer	6.2
Others* (individually less than 5%)	9.7
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $19,010,001 and $13,490,367, respectively.
Income Tax Information
The fund hereby designates approximately $337,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003

Assets
Investment in securities, at value (cost $65,764,305) - See accompanying schedule		$ 67,948,655
Cash		209,767
Receivable for fund shares sold		1,741
Interest receivable		733,093
Other receivables		270
Total assets		68,893,526

Liabilities
Payable for fund shares redeemed	$ 92,269
Distributions payable	79,747
Accrued management fee	32,073
Total liabilities		204,089

Net Assets		$ 68,689,437
Net Assets consist of:
Paid in capital		$ 66,105,425
Undistributed net investment income		15,694
Accumulated undistributed net realized gain (loss) on investments		383,968
Net unrealized appreciation (depreciation) on investments		2,184,350
Net Assets, for 6,069,626 shares outstanding		$ 68,689,437
Net Asset Value, offering price and redemption price per share ($68,689,437 ÷ 6,069,626 shares)		$ 11.32

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended August 31, 2003

Investment Income
Interest		$ 3,171,603

Expenses
Management fee	$ 405,869
Non-interested trustees' compensation	296
Total expenses before reductions	406,165
Expense reductions	(20,665)	385,500
Net investment income (loss)		2,786,103
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		416,580
Change in net unrealized appreciation (depreciation) on investment securities		(1,307,922)
Net gain (loss)		(891,342)
Net increase (decrease) in net assets resulting from operations		$ 1,894,761

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2003	Year ended August 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,786,103	$ 2,245,711
Net realized gain (loss)	416,580	597,529
Change in net unrealized appreciation (depreciation)	(1,307,922)	878,200
Net increase (decrease) in net assets resulting from operations	1,894,761	3,721,440
Distributions to shareholders from net investment income	(2,784,432)	(2,234,422)
Distributions to shareholders from net realized gain	(564,965)	(69,551)
Total distributions	(3,349,397)	(2,303,973)
Share transactions Net proceeds from sales of shares	31,267,183	23,360,452
Reinvestment of distributions	2,423,677	1,663,088
Cost of shares redeemed	(29,654,545)	(11,053,246)
Net increase (decrease) in net assets resulting from share transactions	4,036,315	13,970,294
Redemption fees	2,384	1,644
Total increase (decrease) in net assets	2,584,063	15,389,405

Net Assets
Beginning of period	66,105,374	50,715,969
End of period (including undistributed net investment income of $15,694 and undistributed net investment income of $28,745, respectively)	$ 68,689,437	$ 66,105,374
Other Information Shares
Sold	2,704,416	2,080,922
Issued in reinvestment of distributions	210,082	148,316
Redeemed	(2,591,010)	(987,763)
Net increase (decrease)	323,488	1,241,475

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.50	$ 11.26	$ 10.72	$ 10.53	$ 10.98
Income from Investment Operations
Net investment income (loss)	.435 B	.444B,D	.472B	.486B	.458
Net realized and unrealized gain (loss)	(.090)	.254D	.542	.189	(.412)
Total from investment operations	.345	.698	1.014	.675	.046
Distributions from net investment income	(.435)	(.443)	(.475)	(.485)	(.458)
Distributions from net realized gain	(.090)	(.015)	(.001)	(.001)	(.016)
Distributions in excess of net realized gain	-	-	-	(.003)	(.024)
Total distributions	(.525)	(.458)	(.476)	(.489)	(.498)
Redemption fees added to paid in capital	-B,E	-B,E	.002B	.004B	.002
Net asset value, end of period	$ 11.32	$ 11.50	$ 11.26	$ 10.72	$ 10.53
Total Return A	3.01%	6.38%	9.70%	6.69%	.38%
Ratios to Average Net Assets C
Expenses before expense reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.52%	.48%	.41%	.48%	.54%
Net investment income (loss)	3.77%	3.96%D	4.32%	4.67%	4.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,689	$ 66,105	$ 50,716	$ 34,221	$ 29,642
Portfolio turnover rate	19%	30%	24%	37%	12%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amounts represent less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 8/31/03	% of fund's investments 2/28/03	% of fund's investments 8/31/02
0 - 30	76.0	79.4	91.3
31 - 90	4.6	0.0	6.2
91 - 180	4.1	16.5	0.6
181 - 397	15.3	4.1	1.9
Weighted Average Maturity
	8/31/03	2/28/03	8/31/02
Spartan Arizona Municipal Money Market Fund	57 Days	37 Days	17 Days
All Tax-Free Money Market Funds Average*	48 Days	38 Days	47 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2003	As of February 28, 2003
Variable Rate Demand Notes (VRDNs) 72.2%	Variable Rate Demand Notes (VRDNs) 70.5%
Commercial Paper (including CP Mode) 4.4%	Commercial Paper (including CP Mode) 1.7%
Tender Bonds 3.9%	Tender Bonds 1.0%
Fidelity Municipal Cash Central Fund 1.3%	Fidelity Municipal Cash Central Fund 7.6%
Other Investments 14.9%	Other Investments 19.7%
Net Other Assets 3.3%	Net Other Assets** (0.5)%

Current and Historical Seven-Day Yields

	9/1/03	6/2/03	3/3/03	12/2/02	9/2/02
Fidelity Arizona Municipal Money Market	0.45%	0.84%	0.71%	0.82%	1.07%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

**Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investments August 31, 2003

Showing Percentage of Net Assets

Municipal Securities - 96.7%
	Principal Amount	Value (Note 1)
Arizona - 93.9%
Apache County Indl. Dev. Auth. (Imperial Components, Inc. Proj.) Series 1996, 1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	$ 1,450,000	$ 1,450,000
Arizona Edl. Ln. Marketing Corp.:
Series 1990 A, 0.9% (MBIA Insured), VRDN (b)(e)	1,200,000	1,200,000
Series 1991 A, 0.9%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	2,000,000	2,000,000
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series PT 1773, 0.88% (Liquidity Facility WestLB AG) (b)(f)	2,785,000	2,785,000
Arizona School Facilities Board Rev.:
Bonds:
5% 7/1/04	1,475,000	1,523,673
5.25% 7/1/04	415,000	429,334
Participating VRDN Series MS 00 497, 0.89% (Liquidity Facility Morgan Stanley) (b)(f)	1,075,000	1,075,000
Arizona State Univ. Revs.:
Bonds Series ROC II R174, 1%, tender 12/11/03 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)(g)	1,200,000	1,200,000
Participating VRDN Series Putters 270, 0.91% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,200,000	1,200,000
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Fund Prog.) 5.5% 7/1/04	5,000,000	5,187,179
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	1,295,000	1,295,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.95%, LOC Bank of America NA, VRDN (b)(e)	2,400,000	2,400,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 1.03%, LOC Key Bank NA, VRDN (b)(e)	2,420,000	2,420,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 1.25%, tender 3/1/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(b)(e)	2,700,000	2,700,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 0.9%, LOC KBC Bank NV, VRDN (b)(e)	3,000,000	3,000,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 1.03%, LOC Key Bank NA, VRDN (b)(e)	2,300,000	2,300,000
Glendale Indl. Dev. Auth. Indl. Dev. Rev. (Superior Bedding Co. Proj.) Series 1994, 1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 1.2% tender 10/8/03, CP mode (e)	$ 1,000,000	$ 1,000,000
(Clayton Homes, Inc. Proj.) Series 1998, 0.95%, LOC Wachovia Bank NA, VRDN (b)(e)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
Bonds (San Angelin Apts. Proj.) 1.3%, tender 5/14/04 (b)(e)	1,300,000	1,300,000
(Glenn Oaks Apts. Proj.) Series 2001, 0.97%, LOC Fannie Mae, VRDN (b)(e)	1,999,675	1,999,675
(Ranchwood Apt. Proj.) Series 2001 A, 0.92%, LOC Fannie Mae, VRDN (b)(e)	5,000,000	5,000,000
(San Martin Apts. Proj.) Series A1, 0.87%, LOC Fannie Mae, VRDN (b)(e)	2,700,000	2,700,000
(San Miguel Apts. Proj.) 0.9%, LOC Fannie Mae, VRDN (b)(e)	1,300,000	1,300,000
(San Remo Apts. Proj.) 0.87%, LOC Fannie Mae, VRDN (b)(e)	3,400,000	3,400,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A126, 0.97% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,320,000	2,320,000
Mesa Util. Sys. Rev. Participating VRDN Series PT 1456, 0.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,320,000	4,320,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 0.97% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,290,000	1,290,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN Series EGL 03 28, 0.9% (Liquidity Facility Citibank NA, New York) (b)(f)	1,300,000	1,300,000
Series 1995, 0.87%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	2,000,000	2,000,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2003 B, 0.9% 11/7/03, LOC Dexia Cr. Local de France, CP	5,000,000	5,000,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series MS 00 505, 0.89% (Liquidity Facility Morgan Stanley) (b)(f)	3,000,000	3,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Bell Square Apt. Proj.) Series 1995, 0.95%, LOC Gen. Elec. Cap. Corp., VRDN (b)	1,000,000	1,000,000
(Westward Ho Apts. Proj.):
Series 2003 A, 0.95%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,000,000	2,000,000
Series 2003 B, 0.92%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 1.05%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 900,000	$ 900,000
(Laura Dozer Ctr. Proj.) 1%, LOC Bank One NA, Chicago, VRDN (b)	1,200,000	1,200,000
(Marlyn Nutraceuticals Proj.) 1.1%, LOC Bank One NA, Chicago, VRDN (b)(e)	900,000	900,000
(Phoenix Expansion Proj.) 1.1%, LOC Bank One NA, Chicago, VRDN (b)(e)	2,440,000	2,440,000
(Plastican Proj.) Series 1997, 1%, LOC Fleet Bank NA, VRDN (b)(e)	3,195,000	3,195,000
(Swift Aviation Svcs., Inc. Proj.) 0.9%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	5,760,000	5,760,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A23, 0.97% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	590,000	590,000
Series PT 1082, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	480,000	480,000
Pima County Cmnty. College District Rev. Bonds Series 2001, 5% 7/1/04 (AMBAC Insured)	1,300,000	1,342,900
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(La Cholla Apt. Proj.) Series 1996, 0.9%, LOC JPMorgan Chase Bank, VRDN (b)	2,925,000	2,925,000
(River Point Proj.) Series 2001, 0.92%, LOC Fannie Mae, VRDN (b)(e)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.01% (Liquidity Facility Bank of New York NA) (b)(e)(f)	2,795,000	2,795,000
Pima County Unified School District #10 Amphitheater Bonds 5.75% 7/1/04 (FGIC Insured)	1,200,000	1,247,570
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
Series 1993 A, 5.4% 1/1/04	2,000,000	2,027,077
Series A, 5% 1/1/04	2,050,000	2,075,048
Participating VRDN:
Series MS 00 274, 0.89% (Liquidity Facility Morgan Stanley) (b)(f)	700,000	700,000
Series PT 1512, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,000,000	1,000,000
Series ROC II R1002, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	1,295,000	1,295,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R1003, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	$ 1,295,000	$ 1,295,000
Series SG 03 160, 0.88% (Liquidity Facility Societe Generale) (b)(f)	2,790,000	2,790,000
Tucson Arpt. Auth. Spl. Facility Rev. (LearJet, Inc. Proj.) Series 1998 A, 1%, LOC Bank of America NA, VRDN (b)(e)	1,300,000	1,300,000
Tucson Gen. Oblig. Bonds Series 2002, 5% 7/1/04	1,000,000	1,032,874
Tucson Indl. Dev. Auth. Rev. (Clarion Santa Rita Hotel Proj.) Series 2002, 0.93%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,400,000	1,400,000
Tucson Street & Hwy. User Rev. Bonds 4.5% 7/1/04 (AMBAC Insured)	2,950,000	3,035,150
Washington Elementary School District #6 of Maricopa County School Impt. Bonds (1996 Projs.) Series A, 4% 7/1/04 (FSA Insured)	2,000,000	2,050,504
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 1.1%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,000,000	1,000,000
		125,870,984
Puerto Rico - 1.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series Putters 347, 0.86% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000,000	2,000,000
	Shares
Other - 1.3%
Fidelity Municipal Cash Central Fund, 0.89% (c)(d)	1,765,633	1,765,633
TOTAL INVESTMENT PORTFOLIO - 96.7%		129,636,617
NET OTHER ASSETS - 3.3%		4,481,223
NET ASSETS - 100%		$ 134,117,840
Total Cost for Income Tax Purposes $ 129,636,617
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Arizona State Univ. Revs. Bonds Series ROC II R174, 1%, tender 12/11/03 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	4/4/02	$ 1,200,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,200,000 or 0.9% of net assets.

Income Tax Information
The fund hereby designates approximately $55,000 as a capital gain dividend for the purpose of the dividend paid deduction.

During the fiscal year ended August 31, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 55.85% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 129,636,617
Cash		6,132,988
Receivable for fund shares sold		256,348
Interest receivable		320,438
Other receivables		17,989
Total assets		136,364,380

Liabilities
Payable for investments purchased Regular delivery	$ 400,170
Delayed delivery	1,300,038
Payable for fund shares redeemed	489,107
Distributions payable	434
Accrued management fee	56,791
Total liabilities		2,246,540

Net Assets		$ 134,117,840
Net Assets consist of:
Paid in capital		$ 134,110,288
Accumulated net realized gain (loss) on investments		7,552
Net Assets, for 134,044,025 shares outstanding		$ 134,117,840
Net Asset Value, offering price and redemption price per share ($134,117,840 ÷ 134,044,025 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended August 31, 2003

Investment Income
Interest		$ 1,743,782

Expenses
Management fee	$ 668,844
Non-interested trustees' compensation	540
Total expenses before reductions	669,384
Expense reductions	(20,278)	649,106
Net investment income		1,094,676
Net realized gain (loss) on investment securities		28,773
Net increase in net assets resulting from operations		$ 1,123,449

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2003	Year ended August 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,094,676	$ 1,434,402
Net realized gain (loss)	28,773	112,041
Net increase (decrease) in net assets resulting from operations	1,123,449	1,546,443
Distributions to shareholders from net investment income	(1,094,676)	(1,434,402)
Distributions to shareholders from net realized gain	(54,921)	-
Total distributions	(1,149,597)	(1,434,402)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	187,828,510	156,913,408
Reinvestment of distributions	1,135,330	1,418,481
Cost of shares redeemed	(187,027,524)	(128,089,561)
Net increase (decrease) in net assets and shares resulting from share transactions	1,936,316	30,242,328
Total increase (decrease) in net assets	1,910,168	30,354,369

Net Assets
Beginning of period	132,207,672	101,853,303
End of period	$ 134,117,840	$ 132,207,672

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.013	.032	.034	.028
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.008	.013	.032	.034	.028
Distributions from net investment income	(.008)	(.013)	(.032)	(.034)	(.028)
Distributions from net realized gain	- D	-	-	-	-
Total distributions	(.008)	(.013)	(.032)	(.034)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A,B	.86%	1.30%	3.23%	3.50%	2.84%
Ratios to Average Net AssetsC
Expenses before expense reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.48%	.45%	.47%	.50%	.50%
Net investment income	.82%	1.27%	3.19%	3.46%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,118	$ 132,208	$ 101,853	$ 105,704	$ 90,657

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amounts represent less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2003

1. Significant Accounting Policies.

Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Arizona. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned.

Annual Report

Notes to Financial Statements - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. There were no significant book-to-tax differences during the period for the money market fund. Capital accounts within the income fund's financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount and losses deferred due to futures transactions.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 2,653,260	|
Unrealized depreciation	(459,692)
Net unrealized appreciation (depreciation)	2,193,568
Undistributed ordinary income	232,344
Undistributed long-term capital gain	349,507

Cost for federal income tax purposes	$ 65,755,087

The tax character of distributions paid for the income fund was as follows:

	August 31, 2003	August 31, 2002
Tax-exempt Income	$ 2,784,432	$ 2,234,422
Ordinary Income	243,567	69,551
Long-term Capital Gains	321,398	-
Total	$ 3,349,397	$ 2,303,973

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

2. Operating Policies.

Annual Report

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the funds is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees. Each fund's management fee is equal to the following annual rate of average net assets:

Spartan Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Arizona Municipal Money Market Fund	$ 100,423

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002, the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

5. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. During the period, these credits reduced expenses by the following amounts:

Spartan Arizona Municipal Income Fund	$ 20,665	|
Fidelity Arizona Municipal Money Market Fund	20,278

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Spartan Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2003 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Union Street Trust's and Fidelity Union Street Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 10, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 281 funds advised by FMR or an affiliate. Mr. McCoy oversees 283 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1974 or 1991

Trustee of Fidelity Union Street Trust (1974) and Fidelity Union Street Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Arizona Municipal Money Market (2001) and Spartan Arizona Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987 or 1991

Trustee of Fidelity Union Street Trust (1987) and Fidelity Union Street Trust II (1991). Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust and Fidelity Union Street Trust II. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust and Fidelity Union Street Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997 or 2000

Vice President of Arizona Municipal Money Market (2000) and Spartan Arizona Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Spartan Arizona Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Arizona Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Christine J. Thompson (45)

Year of Election or Appointment: 1998

Vice President of Spartan Arizona Municipal Income. Ms. Thompson is also Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Thompson managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Arizona Municipal Money Market and Spartan Arizona Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 1994

Assistant Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan Arizona Municipal Income Fund voted to pay on October 6, 2003, to shareholders of record at the opening of business on October 3, 2003, a distribution of $.06 per share derived from capital gains realized from sales of portfolio securities.

During fiscal year ended 2003, 100% of the fund's income dividends was free from federal income tax, and 5.81% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AZI/SPZ-UANN-1003
1.790910.100

Item 2. Code of Ethics

As of the end of the period, August 31, 2003, the Fidelity Union Street Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Fidelity Union Street Trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	October 17, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	October 17, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 17, 2003